Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Personnel Expenses [Abstract]
Schedule of personnel expenses
	2018	2019	2020
	MCh$	MCh$	MCh$
Remuneration	244,919	254,886	258,918
Bonuses and incentives	62,675	71,028	61,526
Variable Compensation	36,901	37,281	34,151
Gratifications	26,275	27,889	28,167
Lunch and health benefits	26,698	27,618	27,388
Staff severance indemnities	19,941	35,100	22,994
Training expenses	3,909	3,626	1,832
Other personnel expenses	19,312	18,171	22,200
Total	440,630	475,599	457,176